Condensed Consolidated Statement Of Equity (USD $)	Member's Equity [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2007	$ 7,134,966
Contribution from Holdings	10,395,104
Other	4,500
Net loss	(1,717,858)				(1,717,858)
Balance at Dec. 31, 2008	15,816,712
Contribution from Holdings	2,500,000
Net loss	2,876,619				2,876,619
Balance at Dec. 31, 2009	21,193,331				21,193,331
Distributions	(2,296,637)
Net loss	6,209,977				6,209,977
Balance at Dec. 31, 2010	25,106,671				25,106,671
Distributions	(375,000)				(375,000)
Reclassification of management liability awards to equity awards	365,000				365,000
Contribution from Holdings	51,029,000				51,029,000
Conversion from limited liability company to corporation	(76,126,000)	176,000	85,638,000	(9,688,000)
Conversion from limited liability company to corporation, shares		17,633,116
Equity-based compensation expense			19,843,000		19,843,000
Net loss				(18,983,000)	(18,983,000)
Balance at Sep. 30, 2011		176,000	105,481,000	(28,671,000)	76,986,000
Balance at Sep. 30, 2011
Balance, Shares at Sep. 30, 2011		17,633,116